Leases Disclosure of Information about Right of Use Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Right-of-use assets	R 480	R 262
Additions to right-of-use assets	240	353
Lease modifications	17	(2)
Depreciation, right-of-use assets	(259)	(166)
Termination of lease asset	(45)	0
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets	120	33
Right-of-use assets	553	480
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	240	353
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets	120	33
Termination of lease asset	(45)	0
Depreciation, right-of-use assets	259	166
Lease modifications	R 17	R (2)